Share-based Compensation (Details) - Schedule of stock option awards - Heliogen, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation (Details) - Schedule of stock option awards [Line Items]
Number of Options, Outstanding balance beginning (in Shares)	8,027,354	8,330,955
Weighted-Average Grant-Date Fair Value, Outstanding balance beginning	$ 0.1	$ 0.1
Weighted-Average Exercise Price, Outstanding balance beginning	$ 0.17	$ 0.18
Weighted-Average Remaining Contractual Life (in years),Outstanding balance beginning		9 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding balance beginning (in Dollars)
Number of Options, Granted (in Shares)	7,397,285	1,555,000
Weighted-Average Grant-Date Fair Value, Granted	$ 0.16	$ 0.1
Weighted-Average Exercise Price, Granted	$ 0.35	$ 0.16
Weighted-Average Remaining Contractual Life (in years), Granted	9 years 10 months 13 days	9 years 4 months 9 days
Number of Options, Exercised (in Shares)	(56,250)	(502,494)
Weighted-Average Grant-Date Fair Value, Exercised	$ 0.09	$ 0.09
Weighted-Average Exercise Price, Exercised	$ 0.18	$ 0.18
Weighted-Average Remaining Contractual Life (in years), Exercised	29 days	8 years 11 months 4 days
Aggregate Intrinsic Value, Exercised (in Dollars)	$ 11,813
Number of Options, Forfeited (in Shares)	(93,750)	(866,566)
Weighted-Average Grant-Date Fair Value, Forfeited	$ 0.09	$ 0.09
Weighted-Average Exercise Price, Forfeited	$ 0.18	$ 0.23
Number of Options, Expired (in Shares)		(489,541)
Weighted-Average Grant-Date Fair Value, Expired		$ 0.17
Weighted-Average Exercise Price, Expired		$ 0.24
Number of Options, Outstanding balance ending (in Shares)	15,274,639	8,027,354
Weighted-Average Grant-Date Fair Value, Outstanding balance ending	$ 0.13	$ 0.1
Weighted-Average Exercise Price, Outstanding balance ending	$ 0.26	$ 0.17
Weighted-Average Remaining Contractual Life (in years), Outstanding balance ending	8 years 7 months 24 days	8 years 6 months 10 days
Aggregate Intrinsic Value, Outstanding balance ending (in Dollars)	$ 2,061,436
Number of Options, Exercisable (in Shares)	6,642,867
Weighted-Average Grant-Date Fair Value, Exercisable	$ 0.1
Weighted-Average Exercise Price, Exercisable	$ 0.19
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 1,359,628
Number of Options, Vested (in Shares)	5,926,304
Weighted-Average Grant-Date Fair Value, Vested	$ 0.1